SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]	Total shares issuable upon the exercise of warrants as of March 31, 2014 and 2013 were as follows:
	March 31,
	2014	2013

Warrants	5,809,494	—

Total shares issuable upon the exercise of warrants and convertible debt as of December 31, 2013 and 2012, were comprised as follows:

	December 31,
	2013	2012
Warrants	2,812,499	—
Convertible notes	—	643,199

Total	2,812,499	643,199